GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2016
Segments, Geographical Areas [Abstract]
GEOGRAPHIC INFORMATION
NOTE 13:-	GEOGRAPHIC INFORMATION

Summary information about geographic areas:

The Company operates in one reportable segment (see Note 1 for a brief description of the Company's business). The total revenues are attributed to geographic areas based on the location of the end-users.

The following table presents total revenues for the years ended December 31, 2016, 2015 and 2014 from a geographical perspective:

	Year ended December 31,
	2016	2015	2014
Revenues from sales to customers located at:

The United States	$67,953	$69,125	$75,881
America – other	16,780	19,560	17,605
EMEA *)	53,724	62,689	55,376
Asia Pacific	58,128	65,192	73,030

	$196,585	$216,566	$221,892

*)	Europe, the Middle East and Africa.

The following table presents long-lived assets as of December 31, 2015 and 2016 from a geographical perspective:

	December 31,
	2016	2015
Long-lived assets, by geographic region:

America (principally the United States)	$1,973	$2,101
Israel	22,963	22,286
EMEA - other	357	578
Asia Pacific	1,061	1,238

	$26,354	$26,203